Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Share-based Compensation

19. Share-based Compensation

The Partnership had granted to its executives RCUs and PCUs in accordance with the 2015 Plan.

Following the completion of the Transaction, the previously unvested RCUs and PCUs vested. The PCUs vested with performance goals deemed achieved based on actual achievement as of immediately prior to the Effective Time.

Fair value

The fair value per common unit of the RCUs and PCUs in accordance with the 2015 Plan was determined by using the grant date closing price and was not further adjusted since the holders were entitled to cash distributions.

Movement in RCUs and PCUs during the year

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2023	247,085	1.49	1,017
Granted during the year	87,919	—	735
Vested during the year	(335,004)	—	(1,752)
Outstanding as of December 31, 2023	—	—	—
Outstanding as of December 31, 2024	—	—	—
PCUs
Outstanding as of January 1, 2023	133,292	0.84	357
Vested during the year	(50,557)	—	(146)
Forfeited during the year	(82,735)	—	(211)
Outstanding as of December 31, 2023	—	—	—
Outstanding as of December 31, 2024	—	—	—

The total expense recognized in respect of equity-settled employee benefits for the year ended December 31, 2024 was nil ($1,357 for the year ended December 31, 2023 and $760 for the year ended December 31, 2022).